REVENUES (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue

	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021

Animation	$1,419,153	$1,383,196	$3,493,732	$4,373,409
Web Filtering	63,234	130,928	358,950	403,676
Produced and Licensed Content	–	–	–	–
Publishing	2,321	–	2,321	–
Other	250	568	662	1,442
Total Sales	$1,484,958	$1,514,692	$3,855,665	$4,778,527

Schedule of accounts receivable

	September 30, 2022	December 31, 2021

Billed accounts receivable	$507,784	$822,536
Unbilled accounts receivable	563,570	187,751
Allowance for doubtful accounts	(36,273)	(41,708)
Total accounts receivable, net	$1,035,081	$968,579
Total advanced payments and deferred revenues	$615,316	$404,428